Prepaid expenses and other current assets - Summary of prepaid expenses and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid advertising	€ 5,078	€ 2,297
Other prepaid expenses	4,968	4,132
Other assets	227	4,009
Total	€ 10,273	€ 10,438